Schedule of Investments (unaudited)
October 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
AGL Energy Ltd.	7,038	$48,323
ALS Ltd.	3,009	27,777
Aurizon Holdings Ltd.	54,471	120,777
Bendigo & Adelaide Bank Ltd.	5,671	45,690
BHP Group Ltd.	9,079	252,238
BlueScope Steel Ltd.	1,567	20,823
Brambles Ltd.	16,524	198,949
Fortescue Ltd.	19,315	241,879
Goodman Group	303	7,236
JB Hi-Fi Ltd.	3,130	167,963
Lottery Corp. Ltd. (The)	6,273	20,497
Macquarie Group Ltd.	899	136,060
Mirvac Group	8,041	11,241
Pro Medicus Ltd.	204	25,842
Rio Tinto Ltd.	5,150	404,365
South32 Ltd.	17,092	40,989
Stockland	44,722	151,233
Telstra Group Ltd.	10,149	25,407
Whitehaven Coal Ltd.	23,970	107,203
Woolworths Group Ltd.	3,981	78,080
Yancoal Australia Ltd., NVS	14,026	60,019
		2,192,591
Austria — 0.3%
OMV AG	3,971	164,561
Raiffeisen Bank International AG	3,978	71,261
Verbund AG	249	20,506
Wienerberger AG	2,801	84,593
		340,921
Belgium — 0.3%
Ageas SA	4,080	212,929
Colruyt Group NV	816	38,078
Shurgard Self Storage Ltd.	561	24,024
Syensqo SA	1,377	106,821
		381,852
Brazil — 0.5%
CPFL Energia SA	6,325	35,854
CSN Mineracao SA	14,536	15,615
JBS SA	19,074	118,815
NU Holdings Ltd./Cayman Islands, Class A(a)	6,171	93,120
Petroleo Brasileiro SA	16,951	114,533
Suzano SA	9,537	98,605
TIM SA/Brazil	22,697	65,097
		541,639
Canada — 2.5%
ARC Resources Ltd.	8,976	148,660
Canadian Tire Corp. Ltd., Class A, NVS	1,406	149,623
CGI Inc.(a)	1,785	197,736
Constellation Software Inc./Canada	24	72,379
Dollarama Inc.	2,346	244,128
Element Fleet Management Corp.	3,111	63,657
George Weston Ltd.	821	130,224
Hydro One Ltd.(b)	8,568	275,867
Imperial Oil Ltd.	816	60,892
Loblaw Companies Ltd.	3,978	502,953
Manulife Financial Corp.	9,976	291,395
Nutrien Ltd.	3,063	146,050
Royal Bank of Canada	1,122	135,694
Thomson Reuters Corp.	2,372	388,266
		2,807,524
Security	Shares	Value
Chile — 0.1%
Cencosud SA	8,823	$18,157
Colbun SA	168,045	20,800
Empresas CMPC SA	19,561	31,150
Enel Chile SA	674,774	35,808
Quinenco SA	4,998	16,085
		122,000
China — 3.1%
Agricultural Bank of China Ltd., Class A	188,700	125,409
Akeso Inc.(a)(b)(c)	6,000	48,360
Bank of Beijing Co. Ltd., Class A	20,400	16,201
Bank of China Ltd., Class A	127,500	86,335
Bank of China Ltd., Class H	51,000	24,206
Bank of Communications Co. Ltd., Class A	66,300	66,245
Bank of Communications Co. Ltd., Class H	51,000	38,627
Bank of Shanghai Co. Ltd., Class A	21,000	22,875
China CITIC Bank Corp. Ltd., Class A	16,100	14,782
China Construction Bank Corp., Class A	15,700	17,496
China Construction Bank Corp., Class H	357,000	277,116
China Nonferrous Mining Corp Ltd.	51,000	36,162
China Petroleum & Chemical Corp., Class H	306,000	172,367
China Renewable Energy Investment Ltd.(d)	659	—
China Shenhua Energy Co. Ltd., Class A	10,200	57,363
China Zheshang Bank Co. Ltd., Class A	30,600	12,206
CNPC Capital Co. Ltd., Class A, NVS	20,400	25,336
Cosco Shipping Holdings Co. Ltd., Class A	10,200	20,877
CSC Financial Co. Ltd., Class H(b)	25,500	30,411
Focus Media Information Technology Co. Ltd., Class A	30,600	30,993
Giant Biogene Holding Co. Ltd.(b)	10,200	69,180
Greentown China Holdings Ltd.	25,500	33,777
Guosen Securities Co. Ltd., Class A	15,300	24,793
Huatai Securities Co. Ltd., Class H(b)	20,400	34,530
Industrial & Commercial Bank of China Ltd., Class A	198,900	168,850
Industrial Bank Co. Ltd., Class A	10,200	26,198
Kingboard Holdings Ltd.	21,000	50,851
Kunlun Energy Co. Ltd.	102,000	96,733
Lao Feng Xiang Co. Ltd., Class B	5,100	17,953
Lenovo Group Ltd.	36,000	47,471
Li Auto Inc., Class A(a)	15,300	192,399
Meituan, Class B(a)(b)	5,100	120,515
Midea Group Co. Ltd., Class A	10,600	106,171
New Oriental Education & Technology Group Inc.	5,100	31,916
Nongfu Spring Co. Ltd., Class H(b)	51,000	190,019
Orient Overseas International Ltd.	2,000	27,262
PDD Holdings Inc., ADR(a)	3,162	381,306
PetroChina Co. Ltd., Class A	61,200	69,540
PetroChina Co. Ltd., Class H	306,000	229,780
Postal Savings Bank of China Co. Ltd., Class H(b)	153,000	87,865
Shaanxi Coal Industry Co. Ltd., Class A	15,300	53,049
Sinotrans Ltd., Class H	51,000	22,786
Sinotruk Hong Kong Ltd.	25,500	68,883
Want Want China Holdings Ltd.	102,000	63,503
Yankuang Energy Group Co. Ltd., Class H	85,800	111,638
Yutong Bus Co. Ltd., Class A	5,300	18,036
		3,468,371
Colombia — 0.0%
Bancolombia SA	1,530	13,069
Interconexion Electrica SA ESP	3,621	14,385
		27,454
Czech Republic — 0.1%
CEZ AS	1,696	65,719

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark — 1.1%
Carlsberg A/S, Class B	612	$67,634
Novo Nordisk A/S, Class B	7,497	840,901
Pandora A/S	1,785	269,885
		1,178,420
Egypt — 0.0%
Eastern Co. SAE	32,130	17,919
Talaat Moustafa Group	25,761	31,108
		49,027
Finland — 0.3%
Kesko OYJ, Class B	3,060	65,723
Nordea Bank Abp	21,136	247,439
Orion OYJ, Class B	561	27,247
		340,409
France — 2.1%
Bouygues SA	2,142	68,847
Carrefour SA	7,803	123,919
Christian Dior SE, NVS	51	31,712
Credit Agricole SA	33,201	508,908
Eiffage SA	1,581	147,149
Engie SA	8,517	142,758
L'Oreal SA	102	38,267
LVMH Moet Hennessy Louis Vuitton SE	357	237,662
Orange SA	3,774	41,460
Publicis Groupe SA	4,488	477,000
Sanofi SA	102	10,779
Societe Generale SA	3,315	95,212
TotalEnergies SE	3,401	213,432
Unibail-Rodamco-Westfield, New	2,907	237,712
		2,374,817
Germany — 1.2%
Bayerische Motoren Werke AG	3,825	301,548
BioNTech SE, ADR(a)(c)	1,419	160,489
Commerzbank AG	12,087	214,370
Deutsche Boerse AG	255	59,231
Deutsche Post AG, Registered	1,377	55,313
Deutsche Telekom AG, Registered	2,806	84,835
E.ON SE	17,391	234,693
Heidelberg Materials AG	510	56,171
Mercedes-Benz Group AG	3,570	216,880
		1,383,530
Greece — 0.2%
FF Group(d)	165	—
Hellenic Telecommunications Organization SA	3,653	60,362
Jumbo SA	459	12,251
Motor Oil Hellas Corinth Refineries SA	1,431	30,560
National Bank of Greece SA	3,501	27,429
OPAP SA	4,463	76,121
Piraeus Financial Holdings SA	9,612	36,216
		242,939
Hong Kong — 0.1%
HK Electric Investments & HK Electric Investments Ltd., Class SS	51,000	34,504
Swire Properties Ltd.	30,600	62,277
WH Group Ltd.(b)	51,000	39,694
		136,475
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	8,888	61,679
India — 1.8%
ABB India Ltd.	1,479	130,270
Security	Shares	Value
India (continued)
AIA Engineering Ltd.	785	$35,605
Bharat Electronics Ltd.	7,701	25,995
Coal India Ltd.	24,480	131,310
Cochin Shipyard Ltd., NVS(b)	1,989	35,259
Colgate-Palmolive India Ltd.	1,224	44,517
CRISIL Ltd.	561	36,526
GE T&D India Ltd.	1,632	34,348
General Insurance Corp. of India(b)	3,570	15,592
Go Digit General Insurance Ltd.(a)	7,191	28,239
Hindustan Aeronautics Ltd., NVS	4,080	205,313
Indian Oil Corp. Ltd.	11,934	20,113
Mangalore Refinery & Petrochemicals Ltd.	5,671	9,943
Mazagon Dock Shipbuilders Ltd.	826	39,903
Motilal Oswal Financial Services Ltd.	4,743	52,685
NBCC India Ltd.	23,638	27,165
NLC India Ltd.	11,024	33,563
NMDC Ltd.	16,320	42,860
Oil & Natural Gas Corp. Ltd.	27,438	86,532
Oil India Ltd.	16,884	94,617
Power Finance Corp. Ltd.	40,902	219,735
Power Grid Corp. of India Ltd.	41,883	159,322
REC Ltd.	35,241	217,584
Tata Consultancy Services Ltd.	3,468	163,125
Tata Investment Corp. Ltd.	371	30,274
Wipro Ltd.	2,907	18,923
		1,939,318
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	428,400	98,602
Sumber Alfaria Trijaya Tbk PT	316,200	66,887
		165,489
Ireland — 0.3%
AIB Group PLC	50,337	269,859
CRH PLC	714	68,137
		337,996
Israel — 0.3%
Bank Leumi Le-Israel BM	6,086	61,831
Bezeq The Israeli Telecommunication Corp. Ltd.	52,836	67,713
Check Point Software Technologies Ltd.(a)	459	79,503
Israel Corp Ltd.(c)	153	33,425
Israel Discount Bank Ltd., Class A	8,262	48,564
Phoenix Financial Ltd.(c)	5,400	62,613
		353,649
Italy — 0.9%
Banco BPM SpA	5,202	35,088
Enel SpA	15,668	118,827
Poste Italiane SpA(b)	5,916	83,187
Prysmian SpA	918	64,787
Snam SpA	33,303	159,984
Stellantis NV	13,311	182,392
Terna - Rete Elettrica Nazionale	10,558	91,451
UniCredit SpA	5,712	252,694
		988,410
Japan — 6.2%
Amada Co. Ltd.	5,100	50,260
Asics Corp.	20,400	356,325
Daiichi Sankyo Co. Ltd.	5,100	165,996
Daiwa Securities Group Inc.	20,400	133,463
Disco Corp.	300	85,360
Ebara Corp.	4,700	70,633
Fuji Electric Co. Ltd.	1,500	76,392
Fujikura Ltd.	3,100	113,935

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
GMO Payment Gateway Inc.	400	$23,959
Hitachi Ltd.	5,000	125,624
Horiba Ltd.	1,500	92,211
Hoya Corp.	1,000	133,794
Isetan Mitsukoshi Holdings Ltd.	5,100	75,889
ITOCHU Corp.	3,700	183,031
Japan Post Bank Co. Ltd.	5,100	45,550
Japan Post Insurance Co. Ltd.	5,100	84,039
Japan Real Estate Investment Corp.	41	149,136
Kamigumi Co. Ltd.	5,100	106,445
KDX Realty Investment Corp.	51	48,514
Kikkoman Corp.	5,100	59,837
Mazda Motor Corp.	5,100	36,054
Mitsubishi Heavy Industries Ltd.	15,300	215,989
Mitsubishi UFJ Financial Group Inc.	20,400	215,021
Mizuho Financial Group Inc.	15,300	317,796
Nintendo Co. Ltd.	3,200	169,034
Nippon Building Fund Inc.	220	188,956
Nippon Express Holdings Inc.	2,300	113,394
Nippon Telegraph & Telephone Corp.	158,100	152,540
Nissan Motor Co. Ltd.	61,200	163,040
Nomura Real Estate Holdings Inc.	5,100	125,561
Nomura Real Estate Master Fund Inc.	102	96,289
Nomura Research Institute Ltd.	5,100	152,558
ORIX Corp.	5,100	107,456
Osaka Gas Co. Ltd.	5,100	109,286
Persol Holdings Co. Ltd.	45,900	77,091
Recruit Holdings Co. Ltd.	3,000	183,188
Sankyo Co. Ltd.	5,100	67,740
Sanrio Co. Ltd.	6,600	179,051
Sanwa Holdings Corp.	5,100	129,204
SBI Holdings Inc.	5,100	111,991
SCREEN Holdings Co. Ltd.	1,800	114,913
Socionext Inc.	5,100	94,947
Sohgo Security Services Co. Ltd.	5,100	35,459
Sumitomo Mitsui Financial Group Inc.	4,500	95,465
TIS Inc.	5,100	127,176
Tokyo Electron Ltd.	500	73,577
Tokyo Gas Co. Ltd.	10,200	251,663
Tokyo Tatemono Co. Ltd.	5,100	83,282
Toppan Holdings Inc.	10,200	298,363
Toyota Motor Corp.	5,100	87,875
USS Co. Ltd.	15,300	128,134
Yakult Honsha Co. Ltd.	3,600	78,232
Yamato Kogyo Co. Ltd.	1,700	81,200
Yamazaki Baking Co. Ltd.	5,100	103,574
Zensho Holdings Co. Ltd.	3,600	180,609
		6,926,101
Malaysia — 0.2%
Petronas Gas Bhd	10,200	40,250
YTL Corp. Bhd	158,400	70,810
YTL Power International Bhd	83,800	58,371
		169,431
Mexico — 0.2%
Coca-Cola Femsa SAB de CV	10,200	84,885
Fomento Economico Mexicano SAB de CV	5,100	49,505
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,100	88,433
		222,823
Netherlands — 1.0%
Adyen NV(a)(b)	51	77,910
Akzo Nobel NV	204	13,018
Security	Shares	Value
Netherlands (continued)
ASM International NV	57	$31,835
ASML Holding NV	663	446,286
EXOR NV, NVS	612	64,639
ING Groep NV	1,428	24,234
Koninklijke Ahold Delhaize NV	14,127	465,763
		1,123,685
New Zealand — 0.1%
Contact Energy Ltd.	5,610	28,803
Fletcher Building Ltd.(a)	17,340	30,833
Meridian Energy Ltd.	13,158	46,729
		106,365
Norway — 0.4%
DNB Bank ASA	5,304	109,915
Orkla ASA	11,781	108,839
Var Energi ASA	17,085	53,884
Yara International ASA	4,029	121,161
		393,799
Philippines — 0.1%
Bank of the Philippine Islands	10,200	25,056
International Container Terminal Services Inc.	5,610	38,230
Manila Electric Co.	3,570	30,103
		93,389
Poland — 0.2%
Budimex SA	369	46,148
LPP SA	31	112,819
Orange Polska SA	15,555	30,187
PGE Polska Grupa Energetyczna SA(a)	25,296	43,732
		232,886
Portugal — 0.1%
Jeronimo Martins SGPS SA	4,539	88,229
Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	126,684	54,949
Ooredoo QPSC	21,338	66,952
		121,901
Russia — 0.0%
Alrosa PJSC(a)(d)	59,760	6
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	20	—
United Co. RUSAL International PJSC(a)(d)	70,560	8
		14
Saudi Arabia — 0.4%
Elm Co.	765	207,806
Nahdi Medical Co.	1,122	36,824
SABIC Agri-Nutrients Co.	2,193	66,328
SAL Saudi Logistics Services	663	48,571
Saudi Electricity Co.	13,555	59,059
		418,588
Singapore — 0.4%
Jardine Cycle & Carriage Ltd.(c)	2,200	46,062
Sembcorp Industries Ltd.	25,500	96,743
STMicroelectronics NV, New	1,275	34,670
Wilmar International Ltd.	25,500	61,551
Yangzijiang Shipbuilding Holdings Ltd.	81,600	158,532
		397,558
South Africa — 0.3%
African Rainbow Minerals Ltd.	2,958	29,797
Anglo American Platinum Ltd.	1,683	66,154
Exxaro Resources Ltd.	5,916	55,788
MTN Group Ltd.	9,639	47,856

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
NEPI Rockcastle NV	11,424	$89,662
Sasol Ltd.	13,005	73,095
		362,352
South Korea — 1.9%
CJ Corp.	414	30,692
Coway Co. Ltd.	255	11,650
DB Insurance Co. Ltd.	1,377	108,534
Doosan Bobcat Inc.	1,377	37,076
GS Holdings Corp.	2,438	72,618
Hana Financial Group Inc.	6,528	281,647
Hankook Tire & Technology Co. Ltd.	2,067	52,643
Hanmi Science Co. Ltd.	816	28,066
HD Hyundai Marine Solution Co. Ltd.	153	15,051
Hyundai Glovis Co. Ltd.	408	35,897
Hyundai Marine & Fire Insurance Co. Ltd.	1,785	39,166
Hyundai Motor Co.	612	94,267
Hyundai Rotem Co. Ltd.	1,224	54,928
KB Financial Group Inc.	4,182	272,118
KCC Corp.	153	29,001
Kia Corp.	3,264	215,845
Kumho Petrochemical Co. Ltd.	51	5,252
LG Uplus Corp.	39	283
LS Corp.	118	8,865
LS Electric Co. Ltd.	255	26,725
Samsung Biologics Co. Ltd.(a)(b)	51	36,885
Samsung C&T Corp.	108	9,119
Samsung Card Co. Ltd.	255	7,430
Samsung Electronics Co. Ltd.	2,091	88,786
Samsung Fire & Marine Insurance Co. Ltd.	867	210,196
Samsung Life Insurance Co. Ltd.	714	52,247
Shinhan Financial Group Co. Ltd.	6,338	236,092
Woori Financial Group Inc.	6,426	71,541
		2,132,620
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	30,396	302,582
Endesa SA	4,642	100,179
Iberdrola SA	2,677	39,766
Naturgy Energy Group SA	4,386	109,206
Repsol SA	23,052	288,574
Telefonica SA	7,440	34,913
		875,220
Sweden — 0.8%
Alfa Laval AB	3,060	135,465
Axfood AB	3,009	67,186
Epiroc AB, Class B	4,590	79,072
H & M Hennes & Mauritz AB, Class B	2,805	41,815
Hemnet Group AB	2,193	68,829
Investor AB, Class B	8,517	241,066
Securitas AB, Class B	1,122	13,199
Skandinaviska Enskilda Banken AB, Class A	6,611	93,369
Spotify Technology SA(a)	51	19,640
SSAB AB, Class A	7,447	35,831
Svenska Handelsbanken AB, Class A	5,763	59,881
Volvo AB, Class A	408	10,706
		866,059
Switzerland — 1.9%
ABB Ltd., Registered	1,836	102,029
Alcon AG	510	46,845
Cie Financiere Richemont SA, Class A, Registered	867	126,236
Julius Baer Group Ltd.	1,020	62,191
Kuehne + Nagel International AG, Registered	255	63,658
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	2,091	$197,584
Novartis AG, Registered	5,304	575,517
Roche Holding AG, NVS	918	284,491
SGS SA	714	75,589
Swiss Life Holding AG, Registered	31	25,243
UBS Group AG, Registered	12,750	389,997
Zurich Insurance Group AG	204	120,279
		2,069,659
Taiwan — 1.9%
Chicony Electronics Co. Ltd.	22,000	110,948
Fortune Electric Co. Ltd.	6,600	110,474
Gigabyte Technology Co. Ltd.	3,000	23,645
Global Unichip Corp.	3,000	112,149
King Slide Works Co. Ltd.	2,000	75,136
Lite-On Technology Corp.	17,000	53,292
MediaTek Inc.	3,000	116,785
Novatek Microelectronics Corp.	18,000	278,124
President Chain Store Corp.	12,000	110,182
Realtek Semiconductor Corp.	11,000	161,397
Ruentex Industries Ltd.	53,000	125,068
Taiwan Cooperative Financial Holding Co. Ltd.	158,355	123,813
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	689,909
Uni-President Enterprises Corp.	3,000	8,401
Wiwynn Corp.	1,000	56,852
Yuanta Financial Holding Co. Ltd.	2,080	2,086
		2,158,261
Thailand — 0.1%
Krung Thai Bank PCL, NVDR	56,200	34,134
PTT Exploration & Production PCL, NVDR	20,400	76,619
		110,753
Turkey — 0.5%
Akbank TAS	89,250	131,798
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,151	28,783
Ford Otomotiv Sanayi AS	2,295	65,538
KOC Holding AS	31,059	153,167
Tofas Turk Otomobil Fabrikasi AS	3,570	19,598
Turk Traktor ve Ziraat Makineleri AS	714	15,045
Turkcell Iletisim Hizmetleri AS	32,895	81,338
Turkiye Garanti Bankasi AS	15,963	49,801
Yapi ve Kredi Bankasi A/S	85,374	61,062
		606,130
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	23,511	80,652
Abu Dhabi National Oil Co. for Distribution PJSC	13,872	13,614
Dubai Electricity & Water Authority PJSC	76,203	51,659
Emaar Properties PJSC	8,160	19,293
Emirates NBD Bank PJSC	7,791	40,301
		205,519
United Kingdom — 2.9%
3i Group PLC	3,937	161,447
Anglo American PLC	2,553	79,144
AstraZeneca PLC	1,464	208,318
Aviva PLC	3,240	18,987
BAE Systems PLC	6,274	101,120
BP PLC	50,895	248,918
British American Tobacco PLC	1,138	39,795
Centrica PLC	153,918	232,998
Coca-Cola HBC AG, Class DI	5,850	204,709
Glencore PLC	15,351	80,510
GSK PLC	5,509	99,485
HSBC Holdings PLC	16,600	152,355

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
JD Sports Fashion PLC	67,247	$107,830
Legal & General Group PLC	31,280	87,737
Marks & Spencer Group PLC	34,170	165,789
National Grid PLC	12,240	153,687
Next PLC	153	19,357
Pearson PLC	6,273	92,115
Rio Tinto PLC	3,519	227,426
Shell PLC	4,295	144,556
Tesco PLC	68,391	301,992
Vodafone Group PLC	139,077	129,330
Wise PLC, Class A(a)	16,728	152,579
WPP PLC	3,896	40,951
		3,251,135
United States — 61.0%
Abbott Laboratories	2,413	273,562
AbbVie Inc.	4,233	862,982
Accenture PLC, Class A	937	323,096
Adobe Inc.(a)	424	202,706
Aflac Inc.	1,788	187,364
Agilent Technologies Inc.	794	103,466
Airbnb Inc., Class A(a)	2,091	281,846
Ally Financial Inc.	7,717	270,481
Alphabet Inc., Class C, NVS	16,475	2,845,068
Amazon.com Inc.(a)	12,087	2,253,017
Amdocs Ltd.	561	49,225
American Express Co.	845	228,218
Ameriprise Financial Inc.	1,020	520,506
Amgen Inc.	816	261,251
Apple Inc.	21,266	4,804,202
Applied Materials Inc.	2,193	398,205
Arista Networks Inc.(a)	693	267,803
AT&T Inc.	17,238	388,544
Atlassian Corp., Class A, NVS(a)	2,605	491,147
AutoZone Inc.(a)	153	460,377
Bank of America Corp.	5,304	221,813
Bank of New York Mellon Corp. (The)	1,530	115,301
Berkshire Hathaway Inc., Class B(a)	459	206,972
Best Buy Co. Inc.	5,124	463,363
Biogen Inc.(a)	158	27,492
Blackrock Inc.(f)	128	125,572
Booking Holdings Inc.	176	823,020
Bristol-Myers Squibb Co.	6,938	386,932
Broadcom Inc.	8,172	1,387,360
Builders FirstSource Inc.(a)	3,060	524,484
Cadence Design Systems Inc.(a)	1,939	535,397
Capital One Financial Corp.	2,169	353,091
Caterpillar Inc.	133	50,035
CDW Corp.	663	124,796
CF Industries Holdings Inc.	930	76,474
Charter Communications Inc., Class A(a)	153	50,124
Chevron Corp.	425	63,248
Cintas Corp.	2,486	511,644
Cisco Systems Inc.	4,776	261,581
Coca-Cola Co. (The)	3,570	233,157
ConocoPhillips	1,351	147,989
Constellation Energy Corp.	51	13,411
Costco Wholesale Corp.	622	543,740
Coupang Inc.(a)	2,550	65,764
Crowdstrike Holdings Inc., Class A(a)	918	272,527
CSX Corp.	627	21,092
CVS Health Corp.	2,063	116,477
Danaher Corp.	70	17,196
Security	Shares	Value
United States (continued)
DaVita Inc.(a)	1,430	$199,928
Deere & Co.	218	88,222
Dell Technologies Inc., Class C	2,856	353,087
Discover Financial Services	1,219	180,936
DocuSign Inc., Class A(a)	5,559	385,683
Dow Inc.	2,148	106,068
DTE Energy Co.	816	101,363
Eaton Corp. PLC	561	186,016
eBay Inc.	5,712	328,497
Electronic Arts Inc.	306	46,160
Elevance Health Inc.	867	351,794
Eli Lilly & Co.	1,077	893,630
Emerson Electric Co.	1,581	171,175
Everest Group Ltd.	306	108,817
Exxon Mobil Corp.	3,469	405,110
Fair Isaac Corp.(a)	306	609,892
Federal Realty Investment Trust	408	45,223
Ferguson Enterprises Inc.	2,036	400,563
Fidelity National Financial Inc.	3,727	224,254
Fortinet Inc.(a)	8,079	635,494
Fox Corp., Class A, NVS	2,296	96,432
Gartner Inc.(a)	733	368,332
GE HealthCare Technologies Inc., NVS(a)	1,815	158,540
General Motors Co.	1,632	82,840
Gilead Sciences Inc.	3,530	313,535
Globe Life Inc.	204	21,542
Goldman Sachs Group Inc. (The)	248	128,412
Hershey Co. (The)	887	157,513
Hewlett Packard Enterprise Co.	16,897	329,323
Hologic Inc.(a)	3,570	288,706
Home Depot Inc. (The)	1,942	764,662
HP Inc.	8,581	304,797
HubSpot Inc.(a)	286	158,670
Humana Inc.	563	145,158
IDEXX Laboratories Inc.(a)	179	72,839
International Business Machines Corp.	436	90,130
Intuit Inc.	884	539,505
Johnson & Johnson	4,430	708,180
JPMorgan Chase & Co.	4,389	974,007
KLA Corp.	544	362,429
Kroger Co. (The)	8,161	455,139
Lam Research Corp.	3,260	242,381
Lennox International Inc.	766	461,569
Liberty Media Corp.-Liberty Formula One, Class A, NVS(a)	716	53,156
Linde PLC	459	209,373
Lineage Inc.	816	60,417
Lowe's Companies Inc.	2,835	742,288
Lululemon Athletica Inc.(a)	255	75,964
LyondellBasell Industries NV, Class A	2,450	212,782
Marathon Oil Corp.	5,672	157,114
Marathon Petroleum Corp.	1,479	215,150
Masco Corp.	2,554	204,090
Mastercard Inc., Class A	1,145	572,031
Match Group Inc.(a)	1,173	42,263
McDonald's Corp.	2,071	604,960
McKesson Corp.	1,122	561,662
Medtronic PLC	89	7,943
MercadoLibre Inc.(a)	172	350,395
Merck & Co. Inc.	4,896	500,959
Meta Platforms Inc., Class A	2,727	1,547,791
Mettler-Toledo International Inc.(a)	357	461,155
Microsoft Corp.	11,016	4,476,352

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Moderna Inc.(a)	908	$49,359
Molina Healthcare Inc.(a)	795	255,370
Mondelez International Inc., Class A	869	59,509
Moody's Corp.	71	32,237
Mosaic Co. (The)	1,063	28,446
Motorola Solutions Inc.	1,150	516,752
MSCI Inc., Class A	599	342,149
Nasdaq Inc.	918	67,859
NetApp Inc.	1,072	123,612
News Corp., Class B(c)	2,839	82,445
Nike Inc., Class B	1,174	90,551
NiSource Inc.	969	34,070
Nucor Corp.	1,581	224,249
Nvidia Corp.	34,680	4,604,117
NVR Inc.(a)	25	228,820
Okta Inc.(a)	102	7,333
Omnicom Group Inc.	205	20,705
Oracle Corp.	2,401	402,984
O'Reilly Automotive Inc.(a)	312	359,780
PACCAR Inc.	100	10,428
Palo Alto Networks Inc.(a)	975	351,322
Parker-Hannifin Corp.	84	53,262
Paychex Inc.	408	56,847
PepsiCo Inc.	4,420	734,074
Pfizer Inc.	9,386	265,624
Philip Morris International Inc.	2,348	311,580
Principal Financial Group Inc.	1,404	115,690
Procter & Gamble Co. (The)	4,794	791,873
Prologis Inc.	102	11,520
Public Storage	678	223,103
PulteGroup Inc.	1,938	251,029
Qorvo Inc.(a)	510	36,343
Qualcomm Inc.	2,441	397,322
Regency Centers Corp.	526	37,577
S&P Global Inc.	461	221,446
Seagate Technology Holdings PLC	204	20,475
ServiceNow Inc.(a)	354	330,278
Simon Property Group Inc.	510	86,251
Sirius XM Holdings Inc.(c)	5,657	150,816
Starbucks Corp.	2,246	219,434
State Street Corp.	2,204	204,531
Steel Dynamics Inc.	2,346	306,153
Synchrony Financial	10,260	565,736
Synopsys Inc.(a)	472	242,424
Target Corp.	2,244	336,690
Tesla Inc.(a)	1,224	305,816
Texas Instruments Inc.	1,965	399,209
Thermo Fisher Scientific Inc.	748	408,647
TJX Companies Inc. (The)	563	63,636
Tractor Supply Co.	171	45,402
Trane Technologies PLC	1,206	446,413
Travelers Companies Inc. (The)	706	173,634
Uber Technologies Inc.(a)	1,530	110,236
Ulta Beauty Inc.(a)	204	75,272
Union Pacific Corp.	511	118,588
United Rentals Inc.	153	124,358
UnitedHealth Group Inc.	1,429	806,670
Valero Energy Corp.	1,071	138,973
Veeva Systems Inc., Class A(a)	51	10,650
Veralto Corp.	1,836	187,621
VeriSign Inc.(a)	153	27,056
Security	Shares	Value
United States (continued)
Verizon Communications Inc.	2,754	$116,026
Vertex Pharmaceuticals Inc.(a)	373	177,541
VICI Properties Inc., Class A	714	22,677
Visa Inc., Class A	2,776	804,624
Vistra Corp.	3,111	388,751
Walmart Inc.	8,508	697,231
Wells Fargo & Co.	2,689	174,570
Weyerhaeuser Co.	768	23,931
WW Grainger Inc.	236	261,778
Yum! Brands Inc.	1,887	247,499
Zscaler Inc.(a)(c)	756	136,677
		67,671,177
Total Common Stocks — 99.2% (Cost: $84,500,696)		110,103,883
Preferred Stocks
Brazil — 0.2%
Cia Energetica de Minas Gerais, Preference Shares, NVS	48,225	94,850
Gerdau SA, Preference Shares, NVS	39,078	123,705
		218,555
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	669	25,634
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,162	222,480
Total Preferred Stocks — 0.4% (Cost: $669,841)		466,669
Total Long-Term Investments — 99.6% (Cost: $85,170,537)		110,570,552
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	637,033	637,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	230,000	230,000
Total Short-Term Securities — 0.8% (Cost: $867,493)		867,479
Total Investments — 100.4% (Cost: $86,038,030)		111,438,031
Liabilities in Excess of Other Assets — (0.4)%		(443,516)
Net Assets — 100.0%		$110,994,515

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,428	$—	$(604,108)(a)	$73	$86	$637,479	637,033	$16,364 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	50,000 (a)	—	—	—	230,000	230,000	2,108	—
BlackRock Inc.	112,192	—	—	—	13,380	125,572	128	653	—
				$73	$13,466	$993,051		$19,125	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	4	12/20/24	$115	$(1,695)
MSCI EAFE Index	1	12/20/24	117	(4,611)
MSCI Emerging Markets Index	2	12/20/24	113	(1,896)
				$(8,202)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$74,424,438	$35,679,431	$14	$110,103,883

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$218,555	$248,114	$—	$466,669
Short-Term Securities
Money Market Funds	867,479	—	—	867,479
	$75,510,472	$35,927,545	$14	$111,438,031
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,202)	$—	$—	$(8,202)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's